Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	December 31, 2017		December 31, 2016
	RMB	US$	RMB
Buildings	68,319	10,500	68,319
Plant and equipment	803,710	123,528	799,067
Computer equipment	3,075	473	2,484
Furniture and fixtures	13,815	2,123	14,668
Motor vehicles	1,936	298	2,094
	890,855	136,922	886,632
Less: accumulated depreciation	(512,578)	(78,781)	(468,759)
Impairment of plant and equipment	(7,219)	(1,110)	(7,219)
	371,058	57,031	410,654